Consolidated Statements of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 31,662	$ 29,562		$ 42,657
Cost of revenues		26,372	24,515		41,907
Gross profit		5,290	5,047		750
Research and development expenses, net		2,745	2,002		5,886
Sales and marketing expenses		10,200	4,182	[1]	10,694
General and administrative expenses		66,724	24,905	[1]	49,172
Other expenses (income), net		(4,094)	181		12,723
Operating loss		(70,285)	(26,223)		(77,725)
Finance income		(2,227)	(2,220)		(484)
Finance expenses		49,248	12,586		7,194
Loss before taxes on income		(117,306)	(36,589)		(84,435)
Taxes on income (tax benefit)		743	557		171
Loss from continuing operation		(118,049)	(37,146)		(84,606)
Net income (loss) from discontinued operation		(1,741)	(1,885)		(2,030)
Attributable to:
Equity holders of the Company		(119,787)	(39,757)		(87,446)
Non-controlling interests		(3)	726		810
Profit (loss)		$ (119,790)	$ (39,031)		$ (86,636)
Basic loss per share from continuing operation (in Dollars per share)	[2]	$ (105.2)	$ (214,500)		$ (1,320,000)
Diluted loss per share from continuing operation (in Dollars per share) (in Dollars per share)	[2]	(105.2)	(214,500)		(1,320,000)
Basic loss per share from discontinued operation (in Dollars per share)	[2]	(1.6)	(10,500)		(31,500)
Diluted loss per share from discontinued operation (in Dollars per share) (in Dollars per share)	[2]	$ (1.6)	$ (10,500)		$ (31,500)
Weighted average number of shares outstanding used in computation of basic loss per share (in Shares)	[2]	1,122	176		64
Weighted average number of shares outstanding used in computation of Diluted loss per share (in Shares) (in Shares)	[2]	1,122	176		64

[1]	Expenses related to the Company’s public listing and capital raising activities in 2024 were reclassified from sales and marketing expenses to general and administrative expenses.
[2]	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits at a ratio of 1:10 in March 2025, 1:15 in January 2026, 1:50 in April 2026 and 1:20 in June 2026.